UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5851

MFS INTERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® InterMarket Income Trust I

8/31/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08

Issuer	Shares/Par		Value ($)
Bonds – 95.9%
Aerospace – 0.7%
Bombardier, Inc., 6.3%, 2014 (n)		$220,000	$211,200
DRS Technologies, Inc., 6.875%, 2013		130,000	131,609
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017		120,000	117,600
Vought Aircraft Industries, Inc., 8%, 2011		200,000	184,500
			$644,909
Airlines – 0.2%
Continental Airlines, Inc., 7.339%, 2014		$210,000	$156,975
Apparel Manufacturers – 0.1%
Broder Brothers Co., 11.25%, 2010		$85,000	$58,650
Hanesbrands, Inc., FRN, 6.508%, 2014		75,000	64,875
			$123,525
Asset Backed & Securitized – 0.6%
Equity One ABS, Inc., FRN, 4.205%, 2034		$425,000	$382,271
GMAC Mortgage Corp. Loan Trust, FRN, 4.865%, 2034		350,000	168,460
			$550,731
Automotive – 1.3%
Accuride Corp., 8.5%, 2015		$55,000	$35,475
Allison Transmission, Inc., 11%, 2015 (n)		170,000	156,400
FCE Bank PLC, 7.125%, 2012	EUR	200,000	243,497
Ford Motor Credit Co. LLC, 9.75%, 2010		$105,000	91,477
Ford Motor Credit Co. LLC, 7.8%, 2012		220,000	163,386
Ford Motor Credit Co. LLC, 12%, 2015		250,000	211,473
Ford Motor Credit Co. LLC, 8%, 2016		160,000	115,285
General Motors Corp., 8.375%, 2033		156,000	77,220
Goodyear Tire & Rubber Co., 8.625%, 2011		36,000	37,080
Goodyear Tire & Rubber Co., 9%, 2015		88,000	90,420
			$1,221,713
Broadcasting – 2.4%
Allbritton Communications Co., 7.75%, 2012		$185,000	$165,575
CanWest MediaWorks LP, 9.25%, 2015 (n)		105,000	81,900
CBS Corp., 6.625%, 2011		500,000	502,114
DIRECTV Holdings LLC, 7.625%, 2016 (n)		200,000	199,500
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012		190,000	193,563
Lamar Media Corp., 6.625%, 2015		250,000	221,875
Lamar Media Corp., “C”, 6.625%, 2015		95,000	84,194
LBI Media, Inc., 8.5%, 2017 (n)		100,000	72,625
LIN TV Corp., 6.5%, 2013		220,000	180,400
Local TV Finance LLC, 9.25%, 2015 (n)(p)		160,000	118,400
Newport Television LLC, 13%, 2017 (n)(p)		180,000	135,900
Nexstar Broadcasting Group, Inc., 7%, 2014		195,000	159,900
Univision Communications, Inc., 9.75%, 2015 (n)(p)		250,000	178,750
			$2,294,696
Brokerage & Asset Managers – 0.5%
Lehman Brothers Holdings, Inc., 6.5%, 2017 (a)		$250,000	$221,303
Merrill Lynch & Co., Inc., 6.4%, 2017		40,000	36,285
Nuveen Investments, Inc., 10.5%, 2015 (n)		265,000	229,888
			$487,476
Building – 1.1%
Associated Materials, Inc., 0% to 2009, 11.25% to 2014		$130,000	$87,100
Building Materials Corp. of America, 7.75%, 2014		275,000	226,875
CRH America, Inc., 8.125%, 2018		550,000	560,950
Nortek Holdings, Inc., 10%, 2013 (n)		90,000	84,150
Nortek Holdings, Inc., 8.5%, 2014		100,000	61,000

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Building – continued
Ply Gem Industries, Inc., 9%, 2012		$110,000	$60,500
			$1,080,575
Business Services – 1.1%
First Data Corp., 9.875%, 2015 (n)		$250,000	$215,625
SunGard Data Systems, Inc., 9.125%, 2013		100,000	101,500
SunGard Data Systems, Inc., 10.25%, 2015		210,000	211,575
Xerox Corp., 5.5%, 2012		500,000	496,630
			$1,025,330
Cable TV – 2.2%
Cablevision Systems Corp., 8%, 2012		$110,000	$108,900
CCH I Holdings LLC, 11%, 2015		355,000	272,463
CCH II Holdings LLC, 10.25%, 2010		280,000	268,800
CCO Holdings LLC, 8.75%, 2013		395,000	372,288
CSC Holdings, Inc., 7.625%, 2011		220,000	221,100
Mediacom LLC, 9.5%, 2013		190,000	183,825
NTL Cable PLC, 9.125%, 2016		130,000	123,825
Time Warner Cable, Inc., 5.4%, 2012		330,000	327,480
Virgin Media Finance PLC, 8.75%, 2014	EUR	165,000	219,037
			$2,097,718
Chemicals – 1.2%
Chemtura Corp., 6.875%, 2016		$135,000	$114,075
Huntsman International LLC, 6.875%, 2013 (n)	EUR	75,000	96,262
Huntsman International LLC, 7.875%, 2014		$130,000	120,900
Innophos, Inc., 8.875%, 2014		150,000	153,750
KI Holdings, Inc., 0% to 2009, 9.875% to 2014		125,000	111,250
Momentive Performance Materials, Inc., 9.75%, 2014		55,000	49,638
Momentive Performance Materials, Inc., 11.5%, 2016		193,000	150,540
Nalco Co., 7.75%, 2011		165,000	167,063
Nalco Co., 8.875%, 2013		170,000	176,800
			$1,140,278
Conglomerates – 0.6%
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013		$540,000	$541,349
Consumer Goods & Services – 0.9%
Corrections Corp. of America, 6.25%, 2013		$90,000	$88,200
GEO Group, Inc., 8.25%, 2013		165,000	166,650
Jarden Corp., 7.5%, 2017		110,000	97,900
KAR Holdings, Inc., 10%, 2015		135,000	113,738
Service Corp. International, 7.375%, 2014		20,000	19,500
Service Corp. International, 6.75%, 2016		65,000	59,800
Service Corp. International, 7%, 2017		290,000	270,425
Ticketmaster, 10.75%, 2016 (z)		70,000	71,750
			$887,963
Containers – 0.6%
Crown Americas LLC, 7.625%, 2013		$100,000	$101,750
Crown Americas LLC, 7.75%, 2015		195,000	199,875
Graham Packaging Co. LP, 9.875%, 2014		30,000	26,325
Owens-Brockway Glass Container, Inc., 8.25%, 2013		170,000	175,100
Owens-Illinois, Inc., 7.5%, 2010		100,000	102,250
			$605,300
Defense Electronics – 0.3%
L-3 Communications Corp., 5.875%, 2015		$175,000	$164,938
L-3 Communications Corp., 6.375%, 2015		130,000	124,475
			$289,413

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.8%
Flextronics International Ltd., 6.25%, 2014	$150,000	$138,375
Spansion LLC, 11.25%, 2016 (n)	160,000	100,000
Tyco Electronics Ltd., 6%, 2012	500,000	496,206
		$734,581
Emerging Market Quasi-Sovereign – 1.2%
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 2018 (n)	$160,000	$161,200
Corporacion Nacional del Cobre de Chile, 4.75%, 2014	203,000	198,943
Gazprom International S.A., 7.201%, 2020	124,776	124,040
National Power Corp., FRN, 7.06%, 2011	148,000	154,868
Pemex Project Funding Master Trust, 5.75%, 2018 (n)	283,000	278,034
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	265,000	259,840
		$1,176,925
Emerging Market Sovereign – 0.8%
Gabonese Republic, 8.2%, 2017 (n)	$134,000	$136,680
Republic of Argentina, FRN, 3.127%, 2012	105,400	83,619
Republic of Colombia, 7.375%, 2017	146,000	160,600
Republic of Indonesia, 6.875%, 2018 (n)	101,000	100,874
Republic of Indonesia, 6.875%, 2018	118,000	117,853
Republic of Panama, 7.25%, 2015	6,000	6,510
Republic of Uruguay, 8%, 2022	134,000	142,710
		$748,846
Energy – Independent – 2.1%
Chesapeake Energy Corp., 6.375%, 2015	$210,000	$195,300
Hilcorp Energy I LP, 7.75%, 2015 (n)	160,000	144,800
Hilcorp Energy I LP, 9%, 2016 (n)	115,000	112,125
Mariner Energy, Inc., 8%, 2017	105,000	96,075
Newfield Exploration Co., 6.625%, 2014	175,000	164,719
OPTI Canada, Inc., 8.25%, 2014	235,000	234,706
Plains Exploration & Production Co., 7%, 2017	280,000	252,000
Quicksilver Resources, Inc., 7.125%, 2016	265,000	230,550
SandRidge Energy, Inc., 8.625%, 2015 (n)(p)	65,000	62,888
SandRidge Energy, Inc., 8%, 2018 (n)	105,000	98,438
Southwestern Energy Co., 7.5%, 2018 (n)	100,000	102,250
XTO Energy, Inc., 5.75%, 2013	264,000	264,980
		$1,958,831
Energy – Integrated – 0.6%
Petro-Canada, 6.05%, 2018	$500,000	$484,152
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	100,000	96,410
		$580,562
Entertainment – 0.2%
AMC Entertainment, Inc., 11%, 2016	$110,000	$111,650
Marquee Holdings, Inc., 9.505%, 2014	85,000	67,575
		$179,225
Financial Institutions – 1.6%
American Express Centurion Bank, 5.2%, 2010	$300,000	$298,979
General Motors Acceptance Corp., 6.875%, 2011	535,000	331,989
General Motors Acceptance Corp., 8%, 2031	158,000	85,217
HSBC Finance Corp., 4.125%, 2009	429,000	427,749
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	500,000	365,741
		$1,509,675
Food & Beverages – 2.0%
ARAMARK Corp., 8.5%, 2015	$155,000	$156,163
B&G Foods, Inc., 8%, 2011	105,000	102,900

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Food & Beverages – continued
Brown-Forman Corp., 5.2%, 2012		$530,000	$536,886
Constellation Brands, Inc., 8.125%, 2012		95,000	95,000
Cott Beverages USA, Inc., 8%, 2011		95,000	79,800
Dean Foods Co., 7%, 2016		170,000	157,250
Del Monte Corp., 6.75%, 2015		110,000	103,400
Dr. Pepper Snapple Group, Inc., 6.82%, 2018 (n)		500,000	509,133
Kraft Foods, Inc., 6.125%, 2018		130,000	127,520
			$1,868,052
Food & Drug Stores – 0.3%
CVS Caremark Corp., FRN, 2.981%, 2010		$320,000	$314,056
Forest & Paper Products – 0.7%
Abitibi-Consolidated, Inc., 8.375%, 2015		$135,000	$55,350
Georgia-Pacific Corp., 7.125%, 2017 (n)		95,000	88,113
Georgia-Pacific Corp., 8%, 2024		145,000	132,675
Graphic Packaging International Corp., 9.5%, 2013		85,000	79,900
International Paper Co., 7.95%, 2018		80,000	81,283
Millar Western Forest Products Ltd., 7.75%, 2013		125,000	76,250
NewPage Holding Corp., 10%, 2012		20,000	19,400
Smurfit-Stone Container Corp., 8%, 2017		120,000	96,000
			$628,971
Gaming & Lodging – 1.9%
Circus & Eldorado Joint Venture, 10.125%, 2012		$115,000	$105,225
Firekeepers Development Authority, 13.875%, 2015 (z)		100,000	92,250
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		250,000	118,125
Harrah’s Operating Co., Inc., 5.5%, 2010		100,000	84,000
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		300,000	201,750
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		120,000	72,000
Host Hotels & Resorts, Inc., 7.125%, 2013		105,000	98,963
Host Hotels & Resorts, Inc., 6.75%, 2016		50,000	43,000
Jacobs Entertainment, Inc., 9.75%, 2014		125,000	88,750
MGM Mirage, 5.875%, 2014		105,000	84,000
Pinnacle Entertainment, Inc., 7.5%, 2015		240,000	186,000
Station Casinos, Inc., 6%, 2012		85,000	59,288
Station Casinos, Inc., 6.875%, 2016		395,000	171,825
Station Casinos, Inc., 6.625%, 2018		290,000	120,350
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		375,000	171,563
Wynn Las Vegas LLC, 6.625%, 2014		180,000	164,025
			$1,861,114
Industrial – 0.5%
Blount, Inc., 8.875%, 2012		$150,000	$153,000
JohnsonDiversey, Inc., 9.625%, 2012	EUR	50,000	70,409
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$265,000	269,638
			$493,047
Insurance – 0.4%
Hartford Financial Services Group, Inc., 8.125% to 2018, FRN to 2038		$10,000	$9,397
ING Groep N.V., 5.775% to 2015, FRN to 2049		450,000	370,355
			$379,752
Insurance – Property & Casualty – 0.1%
USI Holdings Corp., 9.75%, 2015 (n)		$175,000	$139,563
International Market Quasi-Sovereign – 0.2%
Canada Housing Trust, 4.6%, 2011	CAD	210,000	$205,134
International Market Sovereign – 22.9%
Federal Republic of Germany, 5.25%, 2010	EUR	1,054,000	$1,575,528

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – continued
Federal Republic of Germany, 3.75%, 2015	EUR	440,000	$633,209
Federal Republic of Germany, 6.25%, 2030	EUR	531,000	944,031
Government of Australia, 6.25%, 2015	AUD	240,000	211,968
Government of Canada, 4.5%, 2015	CAD	356,000	360,046
Government of Canada, 5.75%, 2033	CAD	92,000	109,497
Government of Japan, 1.5%, 2012	JPY	129,000,000	1,212,330
Government of Japan, 1.3%, 2014	JPY	217,000,000	2,025,832
Government of Japan, 1.7%, 2017	JPY	160,000,000	1,524,851
Government of Japan, 2.2%, 2027	JPY	94,000,000	883,275
Government of Japan, 2.4%, 2037	JPY	53,000,000	496,347
Kingdom of Denmark, 4%, 2015	DKK	774,000	148,373
Kingdom of Netherlands, 3.75%, 2009	EUR	1,338,000	1,951,509
Kingdom of Netherlands, 3.75%, 2014	EUR	124,000	177,751
Kingdom of Spain, 5.35%, 2011	EUR	1,140,000	1,722,860
Kingdom of Sweden, 4.5%, 2015	SEK	1,140,000	180,898
Republic of Austria, 4.65%, 2018	EUR	873,000	1,306,427
Republic of France, 4.75%, 2012	EUR	188,000	281,054
Republic of France, 5%, 2016	EUR	510,000	782,506
Republic of France, 6%, 2025	EUR	249,000	421,939
Republic of France, 4.75%, 2035	EUR	937,000	1,385,846
Republic of Ireland, 4.6%, 2016	EUR	1,042,000	1,548,129
United Kingdom Treasury, 8%, 2015	GBP	482,000	1,063,511
United Kingdom Treasury, 8%, 2021	GBP	155,000	372,390
United Kingdom Treasury, 4.25%, 2036	GBP	331,000	585,166
			$21,905,273
Major Banks – 1.3%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$610,000	$422,405
Natixis S.A., 10% to 2018, FRN to 2049 (n)		310,000	300,311
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)		500,000	507,994
			$1,230,710
Medical & Health Technology & Services – 2.9%
Biomet, Inc., 10%, 2017		$160,000	$172,800
Biomet, Inc., 11.625%, 2017		145,000	152,431
Cardinal Health, Inc., 5.8%, 2016		279,000	270,049
Community Health Systems, Inc., 8.875%, 2015		390,000	393,900
Cooper Cos., Inc., 7.125%, 2015		160,000	153,600
DaVita, Inc., 7.25%, 2015		425,000	418,094
HCA, Inc., 6.375%, 2015		400,000	330,000
HCA, Inc., 9.25%, 2016		250,000	257,188
HCA, Inc., 9.625%, 2016		165,000	166,444
Psychiatric Solutions, Inc., 7.75%, 2015		110,000	106,700
U.S. Oncology, Inc., FRN, 7.949%, 2012 (p)		100,000	80,000
U.S. Oncology, Inc., 10.75%, 2014		100,000	100,250
Universal Hospital Services, Inc., 8.5%, 2015 (p)		125,000	124,375
			$2,725,831
Metals & Mining – 1.4%
Arch Western Finance LLC, 6.75%, 2013		$95,000	$94,763
FMG Finance Ltd., 10.625%, 2016 (n)		250,000	280,000
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		485,000	514,100
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.882%, 2015		215,000	215,568
Peabody Energy Corp., 7.375%, 2016		220,000	226,600
			$1,331,031
Mortgage Backed – 5.9%
Fannie Mae, 6%, 2029 - 2037		$1,438,120	$1,457,949

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Mortgage Backed – continued
Fannie Mae, 6.5%, 2036		$1,320,633	$1,360,024
Freddie Mac, 5.5%, 2026		1,500,000	1,522,285
Ginnie Mae, 9%, 2016		70,615	76,874
Ginnie Mae, 11%, 2018 - 2019		70,186	81,026
Ginnie Mae, 10.5%, 2020		7,245	8,318
Ginnie Mae, 5.612%, 2058		557,114	559,812
Ginnie Mae, 6.36%, 2058		543,941	563,340
			$5,629,628
Municipals – 0.4%
Cabazon Band Mission Indians, CA, Mortgage Notes, 13%, 2011		$230,000	$241,620
Virginia Tobacco Settlement Financing Corp., “A-1”, 6.706%, 2046		135,000	106,340
			$347,960
Natural Gas – Distribution – 0.3%
AmeriGas Partners LP, 7.125%, 2016		$170,000	$158,100
Inergy LP, 6.875%, 2014		150,000	135,000
			$293,100
Natural Gas – Pipeline – 2.5%
Atlas Pipeline Partners LP, 8.125%, 2015		$40,000	$38,200
Atlas Pipeline Partners LP, 8.75%, 2018 (n)		105,000	102,375
CenterPoint Energy, Inc., 7.875%, 2013		500,000	531,414
Colorado Interstate Gas Co., 6.8%, 2015		32,000	32,332
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		175,000	176,925
El Paso Corp., 6.875%, 2014		130,000	128,783
El Paso Corp., 7.25%, 2018		110,000	108,075
Enterprise Products Operating LP, 5.65%, 2013		500,000	501,772
OJSC AK Transneft, 5.67%, 2014 (n)		160,000	146,213
Williams Cos., Inc., 6.375%, 2010 (n)		400,000	406,000
Williams Cos., Inc., 7.75%, 2031		80,000	82,200
Williams Partners LP, 7.25%, 2017		165,000	165,413
			$2,419,702
Network & Telecom – 2.9%
British Telecommunications PLC, 5.15%, 2013		$500,000	$487,929
Cincinnati Bell, Inc., 8.375%, 2014		205,000	193,981
Cincinnati Bell, Inc., 7%, 2015		135,000	124,200
Citizens Communications Co., 7.875%, 2027		110,000	94,600
Deutsche Telekom International Finance B.V., 8.5%, 2010		500,000	529,176
Nordic Telephone Co. Holdings, 8.25%, 2016 (n)	EUR	85,000	112,837
Qwest Capital Funding, Inc., 7.25%, 2011		$265,000	254,731
Qwest Communications International, Inc. “ B”, 7.5%, 2014		100,000	91,000
Qwest Corp., 8.875%, 2012		160,000	161,200
Qwest Corp., 7.5%, 2014		95,000	88,113
Telecom Italia Capital, 4.875%, 2010		500,000	497,191
Windstream Corp., 8.625%, 2016		170,000	168,300
			$2,803,258
Oil Services – 1.0%
Basic Energy Services, Inc., 7.125%, 2016		$195,000	$183,300
KazMunaiGaz Finance B.V., 8.375%, 2013 (z)		121,000	122,815
KazMunaiGaz Finance B.V., 9.125%, 2018 (z)		103,000	105,189
Seitel, Inc., 9.75%, 2014		75,000	66,563
Weatherford International Ltd., 5.95%, 2012		500,000	508,142
			$986,009
Other Banks & Diversified Financials – 0.9%
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)		$140,000	$140,140
Swedbank AB, 9% to 2010, FRN to 2049 (n)		300,000	294,530

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	$500,000	$430,952
		$865,622
Pollution Control – 0.3%
Allied Waste North America, Inc., 7.875%, 2013	$125,000	$127,813
Allied Waste North America, Inc., 7.125%, 2016	180,000	181,800
		$309,613
Precious Metals & Minerals – 0.1%
Alrosa Finance S.A., 8.875%, 2014	$110,000	$112,055
Printing & Publishing – 1.0%
American Media Operations, Inc., 10.25%, 2009 (z)	$5,600	$4,200
American Media Operations, Inc., “B”, 10.25%, 2009	154,000	115,500
Dex Media West LLC, 9.875%, 2013	436,000	335,720
Dex Media, Inc., 0% to 2008, 9% to 2013	105,000	60,900
Idearc, Inc., 8%, 2016	268,000	121,270
Nielsen Finance LLC, 10%, 2014	165,000	167,063
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	130,000	89,050
Quebecor World, Inc., 6.125%, 2013 (d)	75,000	26,813
R.H. Donnelley Corp., 8.875%, 2016	100,000	52,500
		$973,016
Railroad & Shipping – 0.5%
American Railcar Industries, Inc., 7.5%, 2014	$90,000	$83,250
Canadian Pacific Railway Co., 6.5%, 2018	320,000	315,135
Panama Canal Railway Co., 7%, 2026 (z)	122,000	106,140
		$504,525
Real Estate – 0.3%
Kimco Realty Corp., 6.875%, 2009	$320,000	$321,336
Restaurants – 0.6%
YUM! Brands, Inc., 8.875%, 2011	$500,000	$537,305
Retailers – 0.7%
Couche-Tard, Inc., 7.5%, 2013	$30,000	$27,975
Macy’s Retail Holdings, Inc., 5.35%, 2012	300,000	280,849
Macy’s Retail Holdings, Inc., 7.875%, 2015	330,000	332,558
Sally Beauty Holdings, Inc., 10.5%, 2016	65,000	65,325
		$706,707
Specialty Chemicals – 0.1%
INVISTA, 9.25%, 2012 (n)	$100,000	$99,375
Specialty Stores – 0.1%
Payless ShoeSource, Inc., 8.25%, 2013	$110,000	$100,100
Steel – 0.1%
Steel Capital S.A., 9.75%, 2013 (z)	$117,000	$116,503
Supranational – 0.5%
Central American Bank, 4.875%, 2012 (n)	$450,000	$452,649
Telecommunications - Wireless – 1.8%
Alltel Corp., 7%, 2012	$268,000	$275,370
MetroPCS Wireless, Inc., 9.25%, 2014	230,000	227,988
Rogers Communications, Inc., 6.8%, 2018	600,000	608,446
Rural Cellular Corp., FRN, 8.55%, 2012	115,000	117,300
Rural Cellular Corp., FRN, 5.681%, 2013	110,000	112,200
U.S. Unwired, Inc., 10%, 2012	165,000	173,250
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	164,000	168,100
		$1,682,654

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telephone Services – 0.1%
Embarq Corp., 7.995%, 2036	$55,000	$48,536
Tobacco – 0.5%
Alliance One International, Inc., 8.5%, 2012	$95,000	$89,063
Reynolds American, Inc., 7.625%, 2016	130,000	134,807
Reynolds American, Inc., 6.75%, 2017	300,000	295,099
		$518,969
Transportation – 0.3%
IIRSA Norte Finance Ltd., 8.75%, 2024	$245,150	$272,853
Transportation - Services – 0.2%
Hertz Corp., 8.875%, 2014	$110,000	$102,988
Quality Distribution, Inc., 9%, 2010	95,000	53,675
		$156,663
U.S. Treasury Obligations – 15.1%
U.S. Treasury Bonds, 12.5%, 2014 (f)	$5,309,000	$5,806,305
U.S. Treasury Bonds, 10.625%, 2015	2,780,000	4,012,974
U.S. Treasury Bonds, 8.875%, 2019	1,817,000	2,558,847
U.S. Treasury Bonds, 7.5%, 2024	865,000	1,180,792
U.S. Treasury Notes, 5%, 2011	795,000	843,011
		$14,401,929
Utilities – Electric Power – 4.0%
AES Corp., 7.75%, 2014	$165,000	$164,175
Dynegy Holdings, Inc., 7.5%, 2015	90,000	84,600
Dynegy Holdings, Inc., 7.125%, 2018	195,000	169,650
Edison Mission Energy, 7%, 2017	525,000	502,688
Enersis S.A., 7.375%, 2014	260,000	276,506
FirstEnergy Corp., 6.45%, 2011	500,000	513,673
ISA Capital do Brasil S.A., 7.875%, 2012	100,000	105,380
Mirant North America LLC, 7.375%, 2013	180,000	178,650
NiSource Finance Corp., 7.875%, 2010	500,000	519,570
NRG Energy, Inc., 7.25%, 2014	95,000	93,694
NRG Energy, Inc., 7.375%, 2016	590,000	582,625
NRG Energy, Inc., 7.375%, 2017	70,000	68,425
Reliant Energy, Inc., 7.875%, 2017	165,000	159,225
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	445,000	443,888
		$3,862,749
Total Bonds		$91,641,946
Floating Rate Loans – 2.3% (g)(r)
Aerospace – 0.2%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.8%, 2014	$10,913	$10,161
Hawker Beechcraft Acquisition Co., Term Loan, 4.8%, 2014	186,796	173,925
		$184,086
Automotive – 0.4%
Allison Transmission, Inc., Term Loan B, 5.33%, 2014	$92,436	$82,904
Federal-Mogul Corp., Term Loan B, 4.41%, 2015	135,380	104,243
Ford Motor Co., Term Loan B, 5.47%, 2013	66,294	51,354
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.54%, 2014	93,286	85,123
Mark IV Industries, Inc., Second Lien Term Loan, 11.39%, 2011	107,322	42,929
		$366,553
Broadcasting – 0.1%
Young Broadcasting, Inc., Term Loan, 5.31%, 2012	$92,685	$76,002
Young Broadcasting, Inc., Term Loan B-1, 5.31%, 2012	49,416	40,521
		$116,523

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer				Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Business Services – 0.2%
First Data Corp., Term Loan B-1, 5.25%, 2014				$169,463	$155,294
Cable TV – 0.1%
CSC Holdings, Inc., Incremental Term Loan, 4.21%, 2013				$126,300	$120,111
Forest & Paper Products – 0.0%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009				$46,366	$46,134
Gaming & Lodging – 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 5.72%, 2014 (o)				$117,595	$59,092
Medical & Health Technology & Services – 0.2%
Community Health Systems, Inc., Delayed Draw Term Loan, 2014 (q)				$3,210	$3,033
Community Health Systems, Inc., Term Loan B, 4.98%, 2014				62,717	59,274
HCA, Inc., Term Loan B, 5.05%, 2013				149,243	139,759
					$202,066
Printing & Publishing – 0.2%
Idearc, Inc., Term Loan B, 4.79%, 2014				$16,651	$11,655
Tribune Co., Incremental Term Loan, 2014 (o)				205,463	135,606
					$147,261
Retailers – 0.0%
Burlington Coat Factory, Term Loan B, 2013 (o)				$59,877	$46,367
Specialty Stores – 0.2%
Michaels Stores, Inc., Term Loan B, 4.75%, 2013				$189,297	$145,936
Telecommunications – Wireless – 0.3%
ALLTEL Communications, Inc., Term Loan B-2, 5.06%, 2015				$91,042	$89,972
Wind Acquisition Holdings Syndicated Loan, 10.04%, 2011				233,065	218,498
					$308,470
Utilities – Electric Power – 0.3%
Calpine Corp., DIP Term Loan, 5.69%, 2009				$145,337	$134,982
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.27%, 2014				189,269	176,020
					$311,002
Total Floating Rate Loans					$2,208,895
Common Stock – 0.0%
Trucking – 0.0%
Quality Distribution, Inc. (a)				671	$3,020

	Strike Price		First Exercise
Warrants – 0.0%
Telephone Services – 0.0%
Jazztel PLC (6 shares for 1 warrant) (a)(z)	EUR	204.6	7/05/00	40	$0
Total Investments					$93,853,861

Other Assets, Less Liabilities – 1.8%					1,745,983
Net Assets – 100.0%					$95,599,844

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,463,491, representing 8.85% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 10.25%, 2009	1/22/07 - 11/28/07	$5,309	$4,200
Firekeepers Development Authority, 13.875%, 2015	4/22/08 - 8/06/08	97,278	92,250
Jazztel PLC (Warrants)	10/09/02	79	0
KazMunaiGaz Finance B.V., 8.375%, 2013	6/24/08	120,394	122,815
KazMunaiGaz Finance B.V., 9.125%, 2018	6/24/08	102,172	105,189
Panama Canal Railway Co., 7%, 2026	10/29/07	122,000	106,140
Steel Capital S.A., 9.75%, 2013	7/21/08	117,000	116,503
Ticketmaster, 10.75%, 2016	7/16/08 - 7/17/08	70,750	71,750

Total Restricted Securities			$618,847
% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 8/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of August 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$3,020	$93,850,841	$—	$93,853,861
Other Financial Instruments	$(1,391)	$207,874	$—	$206,483

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 11/30/07	$271,860	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation	(30,240)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	(241,620)	—
Balance as of 8/31/2008	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$99,532,685

Gross unrealized appreciation	$765,643
Gross unrealized depreciation	(6,444,467)

Net unrealized appreciation (depreciation)	$(5,678,824)

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 8/31/08 - continued

(3) Derivative Contracts at 8/31/08

Forward Foreign Currency Exchange Contracts at 8/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	AUD	245,170	9/08/08 - 11/12/08	$223,691	$209,343	$14,348
SELL	CAD	717,017	10/22/08	674,319	674,110	209
SELL	DKK	776,068	11/12/08	158,679	152,010	6,669
SELL	EUR	6,462,562	10/22/08	9,503,925	9,452,581	51,344
SELL	GBP	1,100,976	10/23/08	2,055,687	1,997,676	58,011
SELL	JPY	334,044,618	10/27/08	3,098,313	3,080,793	17,520
SELL	SEK	958,307	9/30/08	158,923	148,252	10,671

						$158,772

Depreciation
BUY	EUR	591,323.00	10/22/08	$866,288	$864,909	$(1,379)
BUY	MXN	1,059,220.00	11/12/08	104,568	102,030	(2,538)
BUY	NOK	221,199.00	9/17/08	43,676	40,713	(2,963)

						$(6,880)

Futures contracts outstanding at 8/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 10 yr (Long)	27	$3,118,500	Dec-08	$1,804
U.S. Treasury Note 5 yr (Long)	20	2,238,750	Dec-08	(3,195)

				$(1,391)

Swap Agreements at 8/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/13	USD	800,000	Morgan Stanley Capital Services, Inc. (a)	(1)	5% (fixed rate)	$50,601
9/20/13	USD	100,000	JPMorgan Chase Bank	5.3% (fixed rate)	(2)	3,493
9/20/13	USD	240,000	Merrill Lynch International	(3)	0.77% (fixed rate)	2,342
9/20/13	USD	150,000	Goldman Sachs International	(4)	0.645% (fixed rate)	(285)
9/20/13	USD	90,000	Goldman Sachs International	(4)	0.645% (fixed rate)	(169)

						$55,982

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 8/31/08 - continued

(1)	Fund to receive notional amount upon a defined credit event by a reference obligation specified in the CDX NA HY10 Index.
(2)	Fund to pay notional amount upon a defined credit event by Aramark Services, 8.5%, 2/01/15.
(3)	Fund to receive notional amount upon a defined credit event by Autozone Inc., 5.875%, 10/15/12.
(4)	Fund to receive notional amount upon a defined credit event by Cigna Corp., 7.875%, 5/15/27.
(a)	Net unamortized premiums paid by the sub-fund amounted to $51,035.

At August 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: October 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: October 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 15, 2008

*	Print name and title of each signing officer under his or her signature.